FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS

NOTE 6 - FINANCIAL INSTRUMENTS:

a.	Fair value hierarchy:

The following table presents Company assets and liabilities measured at fair value:

	Level 1	Level 3	Total
	U.S. dollars in thousands
June 30, 2020:
Assets -
Financial assets at fair value through profit or loss	4,513	—	4,513
December 31, 2019:
Assets -
Financial assets at fair value through profit or loss	8,500	—	8,500

During the three and six months ended June 30, 2020, there were no transfers of financial assets and liabilities between Levels 1, 2, or 3 fair value measurements. There have been no changes in the methodologies used since December 31, 2019.

b.	Fair value measurements using significant unobservable input (Level 3):

The following table presents the changes in derivative financial liabilities measured at Level 3 for the three and six months ended June 30, 2020, and 2019:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
	U.S. dollars in thousands
Balance at beginning of period	—	1,317	—	344
Fair value adjustments recognized in profit or loss	—	(1,304)	—	(331)
Balance at end of the period	—	13	—	13

The fair value of the above-mentioned derivative financial liabilities that are not traded in an active market is determined by using valuation techniques. The Company used its judgment to select a variety of methods and made assumptions that are mainly based on market conditions at the end of each reporting period.

c. The carrying amount of cash equivalents, current and non-current bank deposits, receivables, account payables and accrued expenses approximate their fair value due to their short-term characteristics.